Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Investment in subsidiaries	$ 115,624	$ 111,663
Total assets	5,777,492	6,012,683
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	32	20
Additional paid-incapital	3,356,417	2,337,471
(Accumulated deficit) / retained earnings	(907,738)	(745,295)
Loans to Karman Topco L.P.	6,316	6,244
Accumulated other comprehensive income (loss)	674	(8,153)
Total equity attributable to stockholder of Advantage Solutions Inc.	2,443,069	1,577,799
Total stockholder's equity	2,540,023	1,669,806	$ 1,669,314	$ 2,847,366
Total liabilities and stockholder's equity	5,777,492	6,012,683
Parent Company
Assets
Investment in subsidiaries	2,443,067	1,577,799
Total assets	2,443,067	1,577,799
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	31	23
Additional paid-incapital	3,356,417	2,337,468
(Accumulated deficit) / retained earnings	(907,734)	(745,295)
Loans to Karman Topco L.P.	(6,316)	(6,244)
Accumulated other comprehensive income (loss)	669	(8,153)
Total equity attributable to stockholder of Advantage Solutions Inc.	2,443,067	1,577,799
Total stockholder's equity	2,443,067	1,577,799
Total liabilities and stockholder's equity	$ 2,443,067	$ 1,577,799